Cover Page	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Entity File Number	001-37616
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	RMR Group Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-4122583
Entity Address, Address Line One	Two Newton Place
Entity Address, Address Line Two	255 Washington Street
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	796-8230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	RMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001644378
Amendment Flag	false